INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before the provision (benefit) for income taxes

	2021	2020
Domestic Operations	$(24,670,551)	$(17,103,695)
Foreign Operations	(6,918,857)	—
Total	$(31,589,408)	$(17,103,695)

Schedule of income tax expense (benefit)

	2021	2020
Current:
Federal	$98,372	$0
State	3,290	1,600
Foreign	0	0
Total Current provision (benefit)	101,662	1,600
Deferred:
Federal	(455,107)	0
State	(102,479)	0
Foreign	(158,988)	0
Total Deferred provision (benefit)	(716,574)	0
Total provision (benefit)	$(614,912)	$1,600

Schedule of the reconciliation between U.S. statutory federal income tax rate

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the years ended September 30, 2021, and 2020 is as follows:

	September 30, 2021	September 31, 2020
U.S. federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	2.00%	2.21%
Goodwill impairment	(3.43)%	(7.80)%
Non-deductible items	(0.20)%	(7.14)%
Change in valuation allowance	(15.13)%	3.43%
Change in tax rates	0.11%	(5.27)%
US effects of foreign operations	(0.31)%	—%
Other	(2.10)%	(6.44)%
Effective tax rate	1.95%	(0.01)%

Schedule of deferred tax assets liabilities

As of September 30, 2021, and 2020, the Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

Deferred tax assets:	September 30, 2021	September 30, 2020
Net Operating Losses	$6,284,425	$3,108,502
Allowance for doubtful accounts	87,771	—
Stock-based compensation	1,765,463	—
Fixed assets book/ tax basis difference	—	—
Operating right of use assets	1,331	1,533
Accrued expenses	259,264	84,140
Amortization of debt discount	643,848	310,225
Research credit	—	—
Intangible book/tax basis difference	2,124,796	1,846,646
Total deferred tax asset, net	11,166,898	5,351,046
Less: reserve for allowance	(10,521,546)	(5,348,138)
Total Deferred tax asset, net of valuation allowance	$645,352	$2,908

Deferred tax liabilities:
Fixed assets book/ tax basis difference	(1,504)	(2,908)
Derivative liability	(643,848)
Total deferred tax liabilities	$(645,352)	$(2,908)
Total Deferred tax liability, net of valuation allowance	$—	$—